Income Taxes - Components of net deferred income tax assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforwards		$ 56,503	$ 39,845
Valuation allowance		(1,332,345)	(861,760)
Net deferred tax assets		449	55,525
Angel Studios, Inc. CIK: 0001671941
Net operating loss carryforwards		18,872,026		$ 1,044,440
Research and development		5,564,482	3,787,461	1,108,958
Digital asset impairment		1,491,329	1,920,228	1,919,244
Research and development credits		1,180,635	229,867
Depreciation and amortization		(190,587)	(330,698)	(305,337)
Impairment of equity investment		243,557
Accruals and reserves		(310,990)	(554,006)	(317,970)
Deferred gain on sale		(989,156)	(1,052,533)	(1,101,108)
Valuation allowance		(25,861,296)		$ (2,348,227)
Net deferred tax assets	$ 0	$ 0	$ 4,000,319